REVENUES	6 Months Ended
Jun. 30, 2017
Oil and Gas Revenue [Abstract]
REVENUES
REVENUES
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2016	2015	2014
Gasoline and distillates	$14,017,350	$11,553,716	$17,050,096
Asphalt and blackoils	699,966	536,496	706,494
Chemicals	554,392	452,304	739,096
Feedstocks and other	376,471	315,042	922,003
Lubricants	260,358	266,371	410,466
Total Revenues	$15,908,537	$13,123,929	$19,828,155